Other Receivables - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases By Lessor [Line Items]
Present value of minimum lease payment	₩ 41,887	₩ 43,946
Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Undiscounted lease payments	210,318	251,582
Unrealized interest income	(13,754)	(23,523)
Present value of minimum lease payment	196,564	228,059
Less than 1 year [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	70,378	56,796
1 year - 3 years [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	101,049	107,955
3 years – 5 years [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	28,922	70,742
Over 5 years [members] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	₩ 9,969	₩ 16,089